Cover	Dec. 21, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2021
Entity File Number	001-36138
Entity Registrant Name	ADVAXIS, INC.
Entity Central Index Key	0001100397
Entity Tax Identification Number	02-0563870
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 Deer Park Drive
Entity Address, Address Line Two	Suite K-1
Entity Address, City or Town	Monmouth Junction
Entity Address, State or Province	NJ
City Area Code	(609)
Local Phone Number	452-9813
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common stock, par value $0.001 per share
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	ADXS
Security Exchange Name	NASDAQ
Preferred Share Purchase Rights
Title of 12(b) Security	Preferred Share Purchase Rights
Trading Symbol
Security Exchange Name	NASDAQ